Litigation (Details) $ in Thousands, ¥ in Millions	Oct. 21, 2021 USD ($)	Oct. 21, 2021 CNY (¥)	Jun. 30, 2024 USD ($) claim	Dec. 31, 2023 USD ($)	Jun. 27, 2022 CNY (¥)
Number of claims or actions pending, which ultimate disposition could have a material adverse effect on the Group's results of operations | claim			0
Damages awarded	$ 34,700	¥ 253.2
Losses annual interest rate	5.50%	5.50%
Recovery of costs	$ 2,200
Bank guarantee | ¥					¥ 286.0
Accounts receivable			$ 156,916	$ 116,894
Accounts payable			43,398	36,327
Other payables			249,218	$ 271,399
Seroquel
Accounts receivable			1,100
Long-term prepayment			100
Accounts payable			900
Other payables			$ 1,100